Earnings Per Share (Details) $ / shares in Units, $ in Thousands	3 Months Ended
Nov. 25, 2017 USD ($) $ / shares shares
Numerator:
Net income available to common stock shareholders | $	$ 10,218
Denominator:
Weighted average common shares - basic (in shares)	70,571,008
Basic earnings per share from net income (in dollars per share) | $ / shares	$ 0.14
Numerator:
Net income available to common stock shareholders | $	$ 10,218
Denominator:
Weighted average common shares - basic (in shares)	70,571,008
Warrant conversion (in shares)	659,301
Restricted stock units (in shares)	10,281
Weighted average common shares - diluted (in shares)	71,240,590
Diluted earnings per share from net income (in dollars per share) | $ / shares	$ 0.14